Major restructuring costs	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Major restructuring costs
10. Major restructuring costs

Within the Pharmaceuticals sector, the highly regulated manufacturing operations and supply chains and long lifecycle of the business mean that restructuring programmes, particularly those that involve the rationalisation or closure of manufacturing or R&D sites, are likely to take several years to complete.
Major restructuring costs are those related to specific Board-approved Major restructuring programmes, including integration costs following material acquisitions, which are structural and are of a significant scale where the costs of individual or related projects exceed £25 million.
The existing Combined restructuring and integration programme incorporates the previous Major Change programme, the Pharmaceuticals restructuring programme and the restructuring and integration programme following the Novartis transaction in 2015. This programme is now substantially complete. In July 2018, the Board-approved a Major restructuring programme, designed to significantly improve the competitiveness and efficiency of the Group’s cost base with savings delivered primarily through supply chain optimisation and reductions in administrative costs. In February 2019, the Board approved a Major restructuring plan to generate synergies from the integration of the Pfizer consumer healthcare business into GSK’s Consumer Healthcare business. In January 2020, the Board approved a two-year
Separation Preparation programme to prepare for the separation of GSK into two companies.
The total restructuring costs of £1,532 million in 2020 were incurred in the following areas:

•	Restructuring costs to prepare for separation of GSK into two companies

•	Restructuring following the integration of the Pfizer consumer healthcare business into GSK Consumer Healthcare

•
Continued implementation of the restructuring programme that started in July 2018, to simplify the operating models and improve resource allocation of the Pharmaceutical and Consumer Healthcare supply chains

•	Continued transformation of central functions, including GSK technology platforms and interfaces, to deliver greater digital synergies, simplification of applications and staff reductions.
The analysis of the costs charged to operating profit under these programmes was as follows:

	2020 £m	2019 £m	2018 £m
Increase in provision for Major restructuring programmes (see Note 31)	746	345	450
Amount of provision reversed unused (see Note 31)	(96)	(148)	(99)
Impairment losses recognised	361	521	130
Other non-cash charges	104	99	72
Other cash costs	417	288	256

	1,532	1,105	809

Provision reversals of £96 million (2019 – £148 million, 2018 – £99 million) reflected provision releases mainly for the Combined restructuring and integration programme. Asset impairments of £361 million and other non-cash
charges of £104 million principally comprised fixed asset write-downs of manufacturing facilities and accelerated depreciation where asset lives have been shortened in the supply chain manufacturing network as a result of the Major restructuring programmes. All other charges have been or will be settled in cash and include site closure costs, consultancy and project management costs.
The analysis of Major restructuring charges by programme was as follows:

			2020
	Cash £m	Non-cash £m	Total £m
Separation Preparation programme	625	216	841
Consumer Healthcare Joint Venture integration programme	298	28	326
2018 Major restructuring programme (including Tesaro)	105	210	315
Combined restructuring and integration programme	39	11	50

	1,067	465	1,532

			2019
	Cash £m	Non-cash £m	Total £m
Consumer Healthcare Joint Venture integration programme	248	4	252
2018 Major restructuring programme (including Tesaro)	227	572	799
Combined restructuring and integration programme	10	44	54

	485	620	1,105

The analysis of Major restructuring charges by income statement line was as follows:

	2020 £m	2019 £m	2018 £m
Cost of sales	667	658	443
Selling, general and administration	659	332	315
Research and development	206	114	49
Other operating expense	—	1	2

	1,532	1,105	809